Lease - Schedule of Operating Lease Right-of-Use Assets, Net and Operating Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Assets
Operating lease right-of-use assets, net	$ 178,865	$ 42,180
Liabilities
Operating lease liabilities, current	95,130	42,180
Operating lease liabilities, non-current	90,965
Operating lease right-of-use assets	$ 186,095	$ 42,180